ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCUMULATED OTHER COMPREHENSIVE INCOME
Cumulative foreign currency translation adjustment	$ 68,528	$ 43,836	$ 55,848
Pension liability adjustment net of taxes of $3,095 and $3,267, respectively	(5,111)	(5,394)	(5,006)
Unrealized gains on retained interests net of taxes of $1,148 and $1,959, respectively	1,896	3,234	5,836
Unrealized loss on derivative financial instruments net of taxes of $5,206 and $6,957, respectively	(9,688)	(12,960)	(11,036)
Total	55,625	28,716	45,642
Tax on pension liability adjustment	3,095	3,267	3,089
Tax on unrealized gains on retained interests	1,148	1,959	3,698
Tax on unrealized loss on derivative financial instruments	$ 5,206	$ 6,957	$ 6,532